Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 9,328,900	$ 7,763,000
Net deferred tax assets before valuation allowance	9,328,900	7,763,000
Less: valuation allowance	(9,328,900)	(7,763,000)
Net deferred tax assets